Borrowings and Derivative Liabilities - Schedule of Interest Expense and Amortization of Debt Discount Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024
12% Senior Unsecured Convertible Notes [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	$ 1,410	$ 849	$ 4,182	$ 849	$ 2,800
Amortization of debt discount	1,072	864	3,028	864
Total	2,482	1,713	7,210	1,713
7.0% senior unsecured convertible notes [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	1,431	52	4,253	52
Amortization of debt discount	3,790	454	11,152	454
Total	5,221	506	15,405	506
September 2025 Notes [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	34		34
Amortization of debt discount	26		26
Total	60		60
Related Party [Member] | 12% Senior Unsecured Convertible Notes [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	550	546	1,932	546
Amortization of debt discount	421	526	1,391	526
Total	971	1,072	3,323	1,072
Related Party [Member] | July 2025 Note – related party [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	138		138
Amortization of debt discount	53		53
Total	191		191
Related Party [Member] | 7.0% senior unsecured convertible notes [Member]
Schedule of Interest Expense and Amortization of Debt Discount Cost [Line Items]
Interest expense	143	6	425	6
Amortization of debt discount	422	54	1,253	54
Total	$ 565	$ 60	$ 1,678	$ 60